Annual Total Returns [BarChart] - LVIP SSGA Emerging Markets 100 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(14.93%)
2012	12.66%
2013	(2.83%)
2014	(3.37%)
2015	(17.04%)
2016	15.44%
2017	23.83%
2018	(12.31%)
2019	7.61%
2020	2.65%